Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations

The total future minimum lease payments for property management fees and short-term leases under non-cancellable operating leases with respect to the office as of December 31, 2025 were payable as follows:

Lease commitment
Within 1 year	$37,113
1-2 years	3,567
Total	$40,680